LONG-TERM INVESTMENTS - Available-for-sale securities (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2017 CNY (¥) item shares	Sep. 30, 2017 CNY (¥)	Jun. 30, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Available-for-sale securities
Unrealized securities holding gains, net of tax				$ 133	¥ 868	¥ 16,449	¥ 68,069
Investment income (loss)				$ (1,811)	¥ (11,783)	¥ 6,157	¥ (2,896)
Quanjude
Available-for-sale securities
Ordinary shares acquired in investment of available-for-sale (in shares) | shares			7,241,131
Price of investment (in RMB per share) | ¥ / shares			¥ 13.81
Consideration/purchase cost			¥ 100,000
Percentage of equity interest acquired			2.00%
Hotel Group B
Available-for-sale securities
Ordinary shares acquired in investment of available-for-sale (in shares) | shares	2,309,981
Consideration/purchase cost	¥ 760,215
Cjia
Available-for-sale securities
Equity interest owned (as a percent)	17.00%				17.00%	23.00%
Convertible notes term						60 months
Original value of three convertible notes invested	¥ 251,500				¥ 251,500	¥ 51,200
Original number of convertible notes sets | item	3				3
Convertible notes purchase					¥ 200,300
Additional number of convertible notes sets | item				2	2
Gain recognized on deemed disposal					¥ 40,148
Investment income (loss)					(32,711)	(24,615)
Cost of equity-method investment	¥ 0				0
Carrying amount of convertible note	¥ 246,070				246,070	¥ 42,140
Chengjia Hotel Management Co., Ltd. | Cjia
Available-for-sale securities
Investment income from deconsolidation					49,630
CREATER
Available-for-sale securities
Percentage of equity interest acquired						20.00%
Convertible notes term		2 years
Convertible notes purchase		¥ 100,000
Investment income (loss)					2,709	¥ 0
Interest rate		1000.00%
Available-for-sale securities
Available-for-sale securities
Unrealized securities holding gains, net of tax					¥ 868	¥ (4,856)
Maximum | Hotel Group B
Available-for-sale securities
Percentage of equity interest acquired	1.00%				1.00%